Net gains/(losses) on financial assets and liabilities at fair value through profit or loss	12 Months Ended
Dec. 31, 2019
Net gains/(losses) on financial assets and liabilities at fair value through profit or loss [Abstract]
Net gains/(losses) on financial assets and liabilities at fair value through profit or loss

8.    Net gains/(losses) on financial assets and liabilities at fair value through profit or loss

	R$ thousand
	Year ended December 31
	2019	2018
Fixed income securities	544,554	(1,360,349)
Derivative financial instruments	(1,197,059)	(10,543,169)
Equity securities	(438,412)	226,945
Total	(1,090,917)	(11,676,573)